Share-based payments (Details 3)		12 Months Ended
	Sep. 26, 2025	Mar. 31, 2026 ₨ / shares	Mar. 31, 2025 ₨ / shares	Mar. 31, 2024 ₨ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		0	8,630,671	0
Exercise price		₨ 0	₨ 60.06	₨ 0
SISL Employee Stock Option Plan 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	30,000,000	18,790,000	0
Grant date		January 18, 2026
Expiry date		January 18, 2031
Exercise price		₨ 150
Vesting pattern	The options vest subject to continued employment and achievement of specified performance conditions, with 40% vesting after two years from the grant date and the remaining 60% vesting over the subsequent three years in equal half-yearly tranches.	2/5th of the options vests at the end of two years from the date of grant.The remaining 3/5th of the options vests equally every six months over the next 3 years.